Inventories and cost of sales (Details) - Schedule of inventories and cost of sales - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories and cost of sales [Abstract]
Finished goods	$ 1,568,459	$ 787,135	$ 915,645
Packing material	262,480	35,718	26,029
Raw materials	109,681
Cost of inventories	1,940,620	822,853	941,674
Merchandise in transit	182,050	463,302	342,998
Inventories	$ 2,122,670	$ 1,286,155	$ 1,284,672